RETIREMENT BENEFIT SCHEMES	12 Months Ended
Dec. 31, 2018
RETIREMENT BENEFIT SCHEMES
RETIREMENT BENEFIT SCHEMES

38.    RETIREMENT BENEFIT SCHEMES

The Group operated defined contribution schemes for its qualifying employees.

The total costs charged to profit or loss of approximately USD816 thousand, USD627 thousand and USD1,303 thousand represent contributions payable to these schemes by the Group in the year ended December 31, 2016, 2017 and 2018, respectively. As at December 31, 2017 and 2018, contributions of nil and nil due in respect of the year ended December 31, 2017 and 2018 had not been paid over the plans, respectively. The amounts were paid subsequent to the end of the reporting period.